Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,828,721)	$ (751,881)	$ (3,989,276)	$ (3,939,961)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on asset retirement obligations	14,971	9,198	36,792	31,976
Depletion and depreciation	55,719	21,978	82,215	154,834
Foreign exchange (gain) loss	(22,105)	3,676	(133)
Gain on settlement of trade payables	(197,207)
Amortization of debt discount	212,490		430,834
Loss on debt extinguishment	105,349		495,051
Change in fair value of warrant liability				(22,570)
Gain on settlement of warrant liability				(930)
Loss on settlement of asset retirement obligations				66,067
Stock-based compensation	135,237			318
Loss on settlement of lease liability			38,825
Gain on settlement of trade payables			(185,119)
Write-off of property and equipment			62,046
Changes in operating assets and liabilities:
Trade and other receivables	(17,331)	28,981	33,509	58,773
Prepaid expenses and deposits	31,297	18,986	(19,213)	190,038
Trade and other payables	273,947	512,020	778,989	1,157,736
Right of use asset and lease liability		1,306	(50,438)	7,503
Net cash used in operating activities	(1,236,354)	(155,736)	(2,285,918)	(2,296,216)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property	(188,040)		(3,227)	(1,445,021)
Reclamation deposit redemption		70,000	70,000
Net cash (used in) provided by investing activities	(188,040)	70,000	66,773	(1,445,021)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debenture financing	601,601		1,365,000
Proceeds from debt financing subscriptions received			2,250,000
Proceeds from exercise of warrants				781,953
Share issuance costs				(136,623)
Convertible debenture repayment to related party				(38,291)
Loan payable proceeds		45,000	45,000
Loan repayment		(10,000)	(10,000)	(83,561)
Net cash provided by financing activities	601,601	35,000	3,650,000	523,478
Change in cash during the period	(822,793)	(50,736)	1,430,855	(3,217,759)
Cash, beginning of the period	1,513,591	82,736	82,736	3,300,495
Cash, end of the period	690,798	32,000	1,513,591	82,736
Supplemental cash flow disclosures:
Interest paid	1,246	1,026	2,272	4,259
Taxes paid
Supplemental disclosures of non-cash investing and financing activities:
Share purchase warrants issued in connection with debt issuance	1,792,002		431,666
Share purchase warrants issued in connection with exercise of warrants				579,153
Trade and other payables related to property and equipment	57,568			1,299,929
Accrued debt interest settled through debt issuance	59,788
Debt subscription proceeds transferred to convertible debentures	$ 2,250,000
Equipment transferred in settlement with former CEO			35,155
Loan payable issued for settlement				209,497
Changes in estimates of asset retirement obligations			$ (96,018)	$ 7,934